Finance Receivables - Components of Net Finance Receivables (Details) - USD ($) $ in Millions	Mar. 31, 2016	Dec. 31, 2015
Finance Receivables
Gross receivables	$ 5,609	$ 7,259
Unearned finance charges and points and fees	(800)	(835)
Accrued finance charges	61	95
Deferred origination costs	44	45
Net finance receivables	4,914	6,564
Personal loans
Finance Receivables
Gross receivables	5,075	5,028
Unearned finance charges and points and fees	(798)	(833)
Accrued finance charges	57	60
Deferred origination costs	44	45
Net finance receivables	4,378	4,300
SpringCastle Portfolio
Finance Receivables
Gross receivables	0	1,672
Unearned finance charges and points and fees	0	0
Accrued finance charges	0	31
Deferred origination costs	0	0
Net finance receivables	0	1,703
Real estate loans
Finance Receivables
Gross receivables	513	534
Unearned finance charges and points and fees	0	0
Accrued finance charges	4	4
Deferred origination costs	0	0
Net finance receivables	517	538
Retail Sales Finance
Finance Receivables
Gross receivables	21	25
Unearned finance charges and points and fees	(2)	(2)
Accrued finance charges	0	0
Deferred origination costs	0	0
Net finance receivables	$ 19	$ 23